May 01, 2020

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Supplement dated June 4, 2020 to the Summary Prospectus and Prospectus of Vaughan Nelson Value Opportunity Fund (the “Fund”), dated May 1, 2020, as may be revised or supplemented from time to time.

On June 4, 2020, the Board of Trustees of Natixis Funds Trust II approved a change to the name of the Vaughan Nelson Value Opportunity Fund, as well as a change to the Fund’s investment strategy. Effective at the close of business on June 30, 2020, the Fund’s name will be changed to “Vaughan Nelson Mid Cap Fund” and its investment strategy will be changed to require the Fund to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that, at the time of purchase, have market capitalizations either within the capitalization range of the Russell Midcap® Value Index or are $15 billion or less.

Effective at the close of business on June 30, 2020, the first paragraph of the sub-section “Principal Investment Strategies” in the “Fund Summary” and “More About Goals and Strategies” sections is hereby amended and restated as follows with regard to the Fund:

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that, at the time of purchase, have market capitalizations either within the capitalization range of the Russell Midcap® Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap® Index, or are $15 billion or less. While the market capitalization range for the Russell Midcap® Value Index fluctuates, at April 30, 2020, it was $256.5 million to $48.8 billion. However, the Fund may invest in companies with smaller or larger capitalizations. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and similar securities representing direct or indirect ownership interests in business organizations.